Equity-Based Compensation - Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-Based Compensation Expense
Total equity-based compensation expense	$ 26,978	$ 3,349	$ 69
Cost of revenue
Equity-Based Compensation Expense
Total equity-based compensation expense	113	0	0
Operations and support
Equity-Based Compensation Expense
Total equity-based compensation expense	2,574	252	0
Technology and development
Equity-Based Compensation Expense
Total equity-based compensation expense	3,032	641	0
Sales and marketing
Equity-Based Compensation Expense
Total equity-based compensation expense	8,270	372	0
General and administrative
Equity-Based Compensation Expense
Total equity-based compensation expense	$ 12,989	$ 2,084	$ 69